STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

May 31, 2020 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.6%
Automobiles & Components - 2.2%
Adient	9,450	[a]	160,745
Dana	22,315		282,062
Gentex	59,610		1,576,088
			2,018,895
Banks - 5.5%
Associated Banc-Corp	13,380		187,454
Bank of Hawaii	1,400		90,062
Cathay General Bancorp	39,015		1,060,818
First Citizens Bancshares, Cl. A	700		269,500
First Financial Bankshares	6,540		200,386
Fulton Financial	52,820		592,112
MGIC Investment	74,690		613,205
New York Community Bancorp	16,900		169,845
PacWest Bancorp	2,340		40,505
Popular	5,775		228,055
Regions Financial	17,900		202,449
Sterling Bancorp	8,160		100,368
Trustmark	19,300	[b]	459,147
United Bankshares	19,190		558,045
Western Alliance Bancorp	9,500		362,425
			5,134,376
Capital Goods - 10.5%
Acuity Brands	8,240		709,876
AECOM	3,110	[a]	120,575
Allison Transmission Holdings	16,380		617,854
Carlisle	11,240		1,347,226
Curtiss-Wright	11,225		1,125,867
EMCOR Group	17,815		1,132,143
GATX	9,630	[b]	604,186
Generac Holdings	3,860	[a]	429,502
Hubbell	870		106,505
ITT	8,260		476,602
MasTec	13,175	[a,b]	515,801
Mercury Systems	1,060	[a]	94,711
Teledyne Technologies	1,920	[a]	718,310
The Timken Company	22,640		963,106
Trex	3,200	[a,b]	384,384
Valmont Industries	4,330		493,620
			9,840,268

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Commercial & Professional Services - 1.7%
FTI Consulting	1,570	[a]	189,122
Herman Miller	7,720		177,714
HNI	16,375		417,071
Insperity	4,990		258,682
Manpowergroup	3,630		250,978
MSA Safety	980		116,561
Tetra Tech	2,420		190,938
			1,601,066
Consumer Durables & Apparel - 4.2%
Brunswick	4,070		223,891
Carter's	2,690		231,098
Deckers Outdoor	4,885	[a]	891,659
Helen of Troy	580	[a]	105,514
Polaris	6,260		546,748
PulteGroup	3,410		115,838
Ralph Lauren	1,880		141,959
Tempur Sealy International	12,310	[a]	802,981
TRI Pointe Group	38,010	[a,b]	544,303
Whirlpool	2,350		286,277
			3,890,268
Consumer Services - 4.5%
Adtalem Global Education	5,260	[a]	176,000
Boyd Gaming	18,540		396,385
Churchill Downs	5,020	[b]	666,003
Domino's Pizza	1,720		663,645
Dunkin' Brands Group	2,850		182,030
Eldorado Resorts	1,450	[a]	51,417
Graham Holdings, Cl. B	750		268,672
Grand Canyon Education	1,260	[a]	122,963
Hilton Grand Vacations	6,320	[a]	136,133
Jack in the Box	7,805	[b]	523,091
Marriott Vacations Worldwide	1,350		121,271
Norwegian Cruise Line Holdings	11,240	[a,b]	176,018
Papa John's International	750		58,418
Penn National Gaming	3,260	[a,b]	106,961
Service Corp. International	4,000		157,720
Wyndham Destinations	11,500		365,700
			4,172,427
Diversified Financials - 3.1%
Evercore, Cl. A	3,920		216,031
Federated Hermes	35,920		795,269
Jefferies Financial Group	16,920		247,878
Navient	22,100		164,424
OneMain Holdings	9,610		224,201

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Diversified Financials - 3.1% (continued)
SEI Investments	18,640		1,010,661
Stifel Financial	2,010		95,897
Synchrony Financial	6,585		134,136
			2,888,497
Energy - 2.5%
Apergy	6,900	[a]	62,583
CNX Resources	17,770	[a]	181,076
Devon Energy	18,970		205,066
EQT	12,680		169,151
Equitrans Midstream	12,430	[b]	100,559
Marathon Oil	24,370		130,136
Matador Resources	9,900	[a,b]	77,616
Murphy Oil	11,980	[a,b]	143,161
Patterson-UTI Energy	89,390	[b]	329,849
PBF Energy, Cl. A	9,000		95,580
The Williams Companies	18,060		368,966
World Fuel Services	10,255		261,297
WPX Energy	35,640	[a]	202,079
			2,327,119
Food & Staples Retailing - 1.1%
BJ's Wholesale Club Holdings	11,440	[a]	411,840
Casey's General Stores	2,485		396,929
Sprouts Farmers Market	9,560	[a]	240,243
			1,049,012
Food, Beverage & Tobacco - 1.2%
Campbell Soup	3,370		171,803
Flowers Foods	23,900		563,801
Lancaster Colony	480		73,661
Tootsie Roll Industries	8,419	[b]	299,885
			1,109,150
Health Care Equipment & Services - 7.7%
Amedisys	2,090	[a]	401,384
AmerisourceBergen	3,670		349,898
Chemed	1,600		765,616
DaVita	3,660	[a]	296,314
Haemonetics	8,160	[a]	894,989
HealthEquity	2,100	[a]	130,137
Hill-Rom Holdings	11,175		1,136,162
IDEXX Laboratories	470	[a]	145,174
LHC Group	1,050	[a]	170,636
Masimo	2,365	[a]	568,049
McKesson	1,740		276,086
Molina Healthcare	2,230	[a]	414,379
STERIS	6,540		1,084,921

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Health Care Equipment & Services - 7.7% (continued)
Tenet Healthcare	4,640	[a]	100,966
Veeva Systems, Cl. A	1,430	[a]	312,984
West Pharmaceutical Services	860		185,794
			7,233,489
Household & Personal Products - .7%
Edgewell Personal Care	9,300	[a]	282,906
Nu Skin Enterprises, Cl. A	10,030		372,915
			655,821
Insurance - 4.2%
American Financial Group	4,910		295,778
Fidelity National Financial	2,100		66,990
First American Financial	3,220		162,578
Globe Life	6,185		476,369
Kemper	8,850		561,090
Mercury General	1,030		41,437
Primerica	12,270		1,394,363
Reinsurance Group of America	560		50,820
RLI	2,730		215,561
Selective Insurance Group	5,570		292,146
The Hanover Insurance Group	1,490		149,522
Unum Group	16,930		256,490
			3,963,144
Materials - 5.7%
Crown Holdings	690	[a]	45,147
Eagle Materials	5,880		392,549
FMC	750		73,808
Graphic Packaging Holding	17,140		248,016
NewMarket	190		82,865
Packaging Corp. of America	1,150		116,622
PolyOne	17,620		436,624
Reliance Steel & Aluminum	15,185		1,472,945
Royal Gold	2,220		295,704
Sensient Technologies	12,070		604,948
The Scotts Miracle-Gro Company	1,610		229,538
Valvoline	44,435		815,382
Worthington Industries	15,565		465,705
			5,279,853
Media & Entertainment - 2.3%
AMC Networks, Cl. A	11,040	[a,b]	312,101
Cable One	220		415,116
Cinemark Holdings	14,150		212,675
Liberty Media Corp-Liberty SiriusXM, Cl. C	3,320	[a]	121,080
TEGNA	18,115		212,308

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Media & Entertainment - 2.3% (continued)
The Interpublic Group of Companies	5,080		86,919
The New York Times Company, Cl. A	12,870	[b]	504,890
TripAdvisor	11,240	[a]	216,707
Yelp	1,930	[a]	41,958
			2,123,754
Pharmaceuticals Biotechnology & Life Sciences - 5.5%
Arrowhead Pharmaceuticals	4,650	[a,b]	149,916
Bio-Rad Laboratories, Cl. A	3,740	[a]	1,837,537
Charles River Laboratories International	5,390	[a]	968,367
Exelixis	17,620	[a]	435,390
Jazz Pharmaceuticals	3,240	[a]	386,597
Mettler-Toledo International	260	[a]	206,700
PRA Health Sciences	2,900	[a]	300,150
Prestige Consumer Healthcare	5,290	[a]	223,238
Repligen	2,520	[a]	330,044
Syneos Health	4,230	[a]	257,988
			5,095,927
Real Estate - 10.1%
Apple Hospitality REIT	20,190	[c]	206,140
Brandywine Realty Trust	84,060	[c]	811,179
Camden Property Trust	8,740	[c]	800,322
CoreCivic	15,310	[c]	184,179
Corporate Office Properties Trust	36,630	[c]	914,651
CubeSmart	1,770	[c]	50,374
EastGroup Properties	3,830	[c]	445,237
First Industrial Realty Trust	37,975	[c]	1,438,493
Highwoods Properties	11,220	[c]	429,389
Lamar Advertising, Cl. A	14,760	[c]	978,588
Life Storage	3,940	[c]	384,071
National Retail Properties	9,260	[c]	290,671
Omega Healthcare Investors	10,380	[c]	323,233
PS Business Parks	7,745	[c]	1,035,042
Service Properties Trust	14,340	[c]	96,795
The GEO Group	16,770	[c]	200,905
Weingarten Realty Investors	47,190	[c]	843,757
			9,433,026
Retailing - 3.4%
Aaron's	5,700		210,387
AutoNation	10,990	[a]	433,885
Dillard's, Cl. A	3,700	[b]	111,037
Etsy	8,090	[a]	655,128
Foot Locker	6,480		179,496
Murphy USA	6,290	[a]	730,269
Pool	290		78,016

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.6% (continued)
Retailing - 3.4% (continued)
RH	1,470	[a,b]	318,828
Sally Beauty Holdings	7,740	[a]	100,930
Williams-Sonoma	4,290		356,971
			3,174,947
Semiconductors & Semiconductor Equipment - 5.3%
Cirrus Logic	17,480	[a]	1,266,950
Enphase Energy	5,440	[a]	316,554
Lam Research	920		251,776
MKS Instruments	1,000		105,630
Monolithic Power Systems	1,880		394,330
Qorvo	1,060	[a]	111,024
Semtech	2,470	[a]	131,355
Silicon Laboratories	2,735	[a]	256,160
SolarEdge Technologies	1,440	[a,b]	204,336
Synaptics	6,270	[a]	399,524
Teradyne	17,140		1,148,723
Universal Display	2,270		332,782
			4,919,144
Software & Services - 7.9%
Blackbaud	4,750		278,397
CACI International, Cl. A	5,935	[a]	1,488,379
Fair Isaac	2,820	[a]	1,135,473
FleetCor Technologies	190	[a]	46,320
Fortinet	630	[a]	87,696
j2 Global	10,950	[a,b]	857,385
KBR	14,965		350,929
Leidos Holdings	2,805		295,338
Manhattan Associates	11,770	[a]	1,040,468
MAXIMUS	17,025		1,226,140
Paylocity Holding	380	[a]	49,402
Perspecta	2,040		45,227
WEX	3,130	[a]	463,490
			7,364,644
Technology Hardware & Equipment - 5.4%
Ciena	29,500	[a]	1,630,170
Cognex	6,180		350,653
Hewlett Packard Enterprise	9,890		96,032
Jabil	3,440		102,925
Lumentum Holdings	4,890	[a]	358,535
NETSCOUT Systems	6,540	[a]	179,654
SYNNEX	2,540		270,891
Tech Data	8,450	[a]	1,151,228
Trimble	5,710	[a]	223,375
Xerox Holdings	14,010		222,479

Description		Shares		Value ($)
Common Stocks - 99.6% (continued)
Technology Hardware & Equipment - 5.4% (continued)
Zebra Technologies, Cl. A		1,730	[a]	452,084
				5,038,026
Transportation - .7%
Alaska Air Group		3,260		111,460
Avis Budget Group		5,100	[a,b]	109,803
Kansas City Southern		490		73,755
Landstar System		420		48,829
Old Dominion Freight Line		1,360		232,682
XPO Logistics		1,490	[a]	117,427
				693,956
Utilities - 4.2%
Hawaiian Electric Industries		5,670		223,738
IDACORP		12,195		1,136,940
MDU Resources Group		41,125		894,880
NorthWestern		2,650		159,318
OGE Energy		42,600		1,334,232
ONE Gas		2,630		220,841
				3,969,949
Total Common Stocks (cost $95,167,875)				92,976,758
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $420,038)	0.21	420,038	[d]	420,038

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $445,609)	0.21	445,609	[d]	445,609
Total Investments (cost $96,033,522)		100.5%		93,842,405
Liabilities, Less Cash and Receivables		(.5%)		(508,975)
Net Assets		100.0%		93,333,430

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2020, the value of the fund’s securities on loan was $6,281,874 and the value of the collateral was $6,496,092, consisting of cash collateral of $445,609 and U.S. Government & Agency securities valued at $6,050,483.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Structured Midcap Fund

May 31, 2020 (Unaudited)

The following is a summary of the inputs used as of May 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities—Common Stocks	92,976,758	-	-	92,976,758
Investment Companies	865,647	-	-	865,647

† See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation

NOTES

purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a

NOTES

result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2020, accumulated net unrealized depreciation on investments was $2,191,117, consisting of $10,847,671 gross unrealized appreciation and $13,038,788 gross unrealized depreciation.

At May 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.